LOANS RECEIVABLE	12 Months Ended
Nov. 30, 2020
Loans Receivable [Abstract]
LOANS RECEIVABLE

8.       LOANS RECEIVABLE

Current amounts

As at November 30, 2020, the current loans receivable including accrued interest is as follows:

	Waterproof	Participant Games	Installment Entertainment	Total
	$	$	$	$
Balance November 30, 2018	104,552	199,806	126,937	431,295
Reclassified as long-term	-	(199,806)	(126,937)	(326,743)
Accrued interest income	8,137	-	-	8,137
Repayments received	(17,807)	-	-	(17,807)

Balance November 30, 2019	94,882	-	-	94,882
Accrued interest income	416	-	-	416
Repayments received	(95,298)	-	-	(95,298)

Balance November 30, 2020	-	-	-	-

During fiscal 2016, the Company entered into a revolving credit facility agreement with Waterproof and advanced $100,000 to Waterproof. The revolving credit facility was unsecured, bore interest at 8% per annum and was due on July 21, 2017. If there is a default or an event of default has occurred and is continuing, all amounts outstanding shall bear interest, after as well as before judgment, at a rate per annum equal to 2% plus the applicable rate. Interest was payable on the first business day of each month. As at November 30, 2020, the Company had accrued interest receivable of $nil (November 30, 2019 - $11,651). The Company received payment in full in December 2019.

Long-term amounts

Loans receivable are classified as long-term when management has determined that they will not be receiving payment on these loans within the next twelve months. As at November 30, 2020, the long-term loans receivable including accrued interest are as follows:

	Participant Games	Installment Entertainment	Total
	$	$	$
Balance November 30, 2018	-	-	-
Reclassified from current	199,806	126,937	326,743
Accrued interest income	32,120	20,405	52,525
Expected credit loss	(115,963)	(29,468)	(145,431)

Balance November 30, 2019	115,963	117,874	233,837
Accrued interest income	37,391	23,755	61,146
Expected credit loss	(86,026)	(98,855)	(184,881)

Balance November 30, 2020	67,328	42,774	110,102

During fiscal 2017, the Company entered into a subordinated convertible note with Participant Games Inc. in the amount of $150,000. The convertible note is unsecured, bears interest at 15% per annum and was due on demand on or before December 21, 2017. The loan was convertible into shares, at any time prior to December 21, 2018 and accordingly the value of the conversion feature remaining from the convertibility feature was nominal as at November 30, 2018. As at November 30, 2020, the Company has accrued interest receivable of $119,317 (November 30, 2019 - $81,926) and has recorded an allowance for credit loss of $201,989 (November 30, 2019 - $115,963), on a cumulative basis, as the note remains unpaid.

During fiscal 2017, the Company entered into a convertible note with Installment Entertainment Inc. in the amount of $100,000. The convertible note is unsecured, bears interest at 15% per annum and was payable on demand on or before April 21, 2018. The loan was convertible into shares, at any time prior to April 21, 2018. As at November 30, 2020, the Company has accrued interest receivable of $71,097 (November 30, 2019 - $47,342) and has recorded an allowance for credit loss of $128,323 (November 30, 2019 - $29,468), on a cumulative basis, as the note remains unpaid.